Mineral Property Interests (Details Narrative) - USD ($)		1 Months Ended					12 Months Ended
	Sep. 10, 2020	Dec. 29, 2023	Jul. 31, 2022	Oct. 16, 2019	Oct. 31, 2018	Mar. 20, 2017	Dec. 31, 2024	Dec. 31, 2023	Jul. 28, 2023	Dec. 31, 2022
Statement [Line Items]
Common stock issued									210,000,000,000
British Columbia [Member] | New Polaris [Member]
Statement [Line Items]
Common stock issued							150,000
Property ownership							100.00%
Net profit interest							15.00%
Reducied interest rate							10.00%
Reclamation bond							$ 209,000			$ 227,000
British Columbia [Member] | Windfall Hills [Member]
Statement [Line Items]
Property ownership							100.00%
Impairement of property							$ 0
United States [Member] | Fondaway Canyon [Member]
Statement [Line Items]
Membership Interest Purchase Agreement						the Company acquired 100% legal and beneficial interests in mineral properties located in Nevada, Idaho and Utah (USA) for a total cash purchase price of $2 million in cash and honouring pre-existing NSRs. Certain of the mineral properties are subject to royalties. For the Fondaway Canyon project, it bears both a 3% NSR and a 2% NSR. The 3% NSR has a buyout provision for an original amount of $600,000 which is subject to advance royalty payments of $35,000 per year by July 15th of each year until a gross total of $600,000 has been paid at which time the NSR is bought out a balance of $425,000 with a fair value of $183,000 was outstanding upon the closing of the Membership Agreement; a balance of $Nil remains payable as at December 31, 2023. The 2% NSR has a buyout provision of either $2 million in cash or 19.99% interest of a public entity which owns AIM if AIM were to close an initial public offering of at least $5 million
Profit and loss		$ 738,000
United States [Member] | Fondaway Canyon [Member] | Getchell Gold Corp [Member]
Statement [Line Items]
Binding letter agreement				later superseded by the Option Agreement for the Acquisition of Fondaway Canyon and Dixie Comstock Properties on January 3, 2020, whereby Getchell has an option for four years to acquire 100% of the Fondaway Canyon and Dixie Comstock properties located in Churchill County, Nevada (both subject to a 2% NSR) for $4 million in total compensation to the Company, comprised of $2 million in cash and $2 million in shares of Getchell
United States [Member] | Corral Canyon [Member]
Statement [Line Items]
Impairement of property								$ 0
United States [Member] | Silver King [Member]
Statement [Line Items]
Description of property option agreement					the Company entered into a property option agreement for its Silver King property with Brownstone Ventures (US) Inc. (“Brownstone”), a subsidiary of Nevada King Gold Corp, whereby Brownstone has an option to earn a 100% undivided interest by paying $240,000 in cash over a 10 year period with early option exercise payment of $120,000. The Company will retain a 2% NSR of which a 1% NSR can be acquired by Brownstone for $1 million. The Company received $12,000 cash in 2024 (2023 - $12,000) which was recognized as mineral property option income
United States [Member] | Lightning Tree [Member]
Statement [Line Items]
Description of option agreement	the Company entered into an option agreement in the form of a definitive mineral property purchase agreement for its Lightning Tree property located in Lemhi County, Idaho, with Ophir Gold Corp. (“Ophir”), whereby Ophir shall acquire a 100% undivided interest in the property. In order to acquire the property, over a three-year period, Ophir shall pay to the Company a total of CAD$137,500 in cash over a three-year period and issue 2.5 million common shares and 2.5 million warrants over a two-year period, and shall incur aggregate exploration expenditures of at least $4 million over a three-year period. The Company will retain a 2.5% NSR of which a 1% NSR can be acquired by Ophir for CAD$1 million. If Ophir fails to file a NI 43-101 compliant resource on the Lightning Tree property within three years, the property will not be conveyed to Ophir. In August 2022, the Company received CAD$50,000 cash (2021 – CAD$25,000 cash). In 2021, the Company received 1.25 million shares with a fair value of $159,600 and 1.25 million warrants with a fair value of $5,000, all of which were recognized as mineral property option income
United States [Member] | Hot Springs Point [Member]
Statement [Line Items]
Description of real estate purchase and sale agreement			the Company entered into a Real Estate Purchase and Sale Agreement for the Hot Springs Point property located in Eureka County, Nevada, with a third party (the “Purchaser”), whereby the Purchaser acquired a 100% interest for $480,000 (received). The Purchaser also grants a 3% NSR to the Company.